CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Statement of Comprehensive Income [Abstract]
Unrealized holding gains arising during the period, tax	$ 43,000	$ (6,000)	$ 26,000
Reclassification adjustment for net gains included in net income, tax	$ (8,000)		$ (69,000)